Derivative Instruments and Collections on Behalf of Third Parties	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Collections on Behalf of Third Parties [Abstract]
Derivative Instruments and Collections on Behalf of Third Parties

Note 25. Derivative instruments and collections on behalf of third parties

The balance of derivative instruments and collections on behalf of third parties is shown below:

	As at December 31,
	2023	2022
Collections on behalf of third parties (1)	123,023	130,819
Derivative financial instruments (2)	11,299	5,404
Derivative financial instruments designated as hedge instruments (3)	5,488	-
Total derivative instruments and collections on behalf of third parties	139,810	136,223

(1)	Collections on behalf of third parties includes amounts received for services where Exito Group acts as an agent, such as travel agency sales, and payments and banking services provided to customers. Include $26,515 (December 31, 2022 - $26,218) with third parties (Note 10.6).

(2)	The detail of maturities of these instruments at December 31, 2023 is shown below:

Derivative	Less than 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	6,938	4,361	-	-	11,299

The detail of maturities of these instruments at December 31, 2022 is shown below:

Derivative	Less than 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	3,149	2,255	-	-	5,404

(3)	Derivative instruments designated as hedging instrument are related to forward. The fair value of these instruments is determined based on valuation models.

At December 31, 2023, relates to the following transactions:

	Nature of risk hedged	Hedged item	Rate of hedged item	Average rates for hedge instruments	Fair value
Forward	Exchange rate	Trade payables	USD/COP	1 USD / $4,204.54	5,488

The detail of maturities of these hedge instruments at December 31, 2023 is shown below:

	Less than 1 month	From 1 to 3 months	From 3 to 6 months	From 6 to 12 months	More than 12 months	Total
Forward	2,621	2,867	-	-	-	5,488